Fair Value of Financial Instruments - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $)
In Thousands, unless otherwise specified
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	$ 3,917	$ 3,495	$ 3,396
Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	2,533	15,505	49
Fair value of liabilities	3,705	4,959	4,134
Fair Value, Inputs, Level 1 | Deferred compensation
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	3,917	3,495	3,396
Fair Value, Inputs, Level 2 | Commodity swaps
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of assets	2,533	15,505	49
Fair value of liabilities	$ 3,705	$ 4,959	$ 4,134